Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	¥ 39,001	$ 5,490	¥ 39,441
(Credit)/charge to consolidated statement of profit or loss (under "Selling, general and administrative expenses")	23,858	3,359	(459)
Written off	(264)	(37)	(5)
Translation difference	9	1	24
Ending balance	¥ 62,604	$ 8,813	¥ 39,001